6 - GOING CONCERN (Details Narrative) (USD $)	12 Months Ended		23 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Loss	$ (8,027)	$ (3,268)	$ 11,295